Segment Reporting - Schedule of Revenues by Geographic Areas (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
China [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 53,572,505	$ 60,079,920	$ 73,744,662
USA [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	6,267,793	7,814,677	7,146,478
Taiwan [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	1,407,889	748,168	1,596,243
India [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	400,632	3,767,180
Australia [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	370,226		385,111
Other foreign countries [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 876,566	1,084,068	882,390
The United Arab Emirates [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount		$ 776,416
United Mexican States [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount			$ 577,416
Customer Concentration Risk [Member] | China [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	85.18%	80.89%	87.45%
Customer Concentration Risk [Member] | USA [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	9.97%	10.52%	8.47%
Customer Concentration Risk [Member] | Taiwan [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	2.24%	1.01%	1.89%
Customer Concentration Risk [Member] | India [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	0.64%	5.07%
Customer Concentration Risk [Member] | Australia [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	0.59%		0.46%
Customer Concentration Risk [Member] | Other foreign countries [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	1.38%	1.46%	1.05%
Customer Concentration Risk [Member] | The United Arab Emirates [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales		1.05%
Customer Concentration Risk [Member] | United Mexican States [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales			0.68%